Note 8 - Convertible Debentures (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Convertible debenture total	$ 218,000	$ 215,000
Unamortized debt discount	(155,773)	(196,092)
Convertible debenture current portion	62,227	19,408
On March 13, 2013 [Member]
Convertible debenture total	27,500
On May 8, 2013 [Member]
Convertible debenture total	35,000
On March 13, 2013 Two [Member]
Convertible debenture total	60,500
On February 5, 2013 [Member]
Convertible debenture total
On February 19, 2013 [Member]
Convertible debenture total	42,500
On January 11, 2013 [Member]
Convertible debenture total	35,000
On September 14, 2013 [Member]
Convertible debenture total	17,500	32,500
On November 6, 2012 [Member]
Convertible debenture total		35,000
On June 10, 2013 [Member]
Convertible debenture total		37,500
On May 31, 2013 [Member]
Convertible debenture total		50,000
On April 12, 2013 [Member]
Convertible debenture total		37,500
On February 7, 2013 [Member]
Convertible debenture total		$ 23,000